Eaton Vance
Connecticut Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,026,461
Green Bonds, 5.00%, 5/1/37	1,000	1,020,836
		$ 2,047,297
Education — 20.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 4.00%, 7/1/41	$250	$ 231,686
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	576,092
5.00%, 7/1/37	375	406,559
5.00%, 7/1/38	250	269,529
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,214,451
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,640	2,479,220
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,783,525
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	1,160	1,113,412
5.00%, 7/1/34	1,475	1,481,193
5.00%, 7/1/48	1,000	1,007,370
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,820	1,617,724
5.00%, 7/1/37	810	822,993
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	138,028
4.00%, 7/1/30	125	127,377
4.00%, 7/1/33	430	432,755
4.00%, 7/1/34	1,130	1,133,490
4.00%, 7/1/36	560	555,925
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	820,335
5.00%, 7/1/35	850	858,452
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,248,399
2.80% to 2/10/26 (Put Date), 7/1/48	2,500	2,488,425
2.15%, 7/1/36(1)	1,000	1,000,000
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Connecticut, 5.50%, 11/15/53	$1,400	$ 1,520,317
		$ 24,327,257
Escrowed/Prerefunded — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 150,394
		$ 150,394
General Obligations — 27.3%
Branford, CT:
4.00%, 10/15/41	$975	$ 968,149
4.00%, 10/15/42	1,000	976,648
Cheshire, CT, 4.00%, 7/15/42	600	588,387
Colchester, CT:
4.00%, 10/15/28	440	440,255
4.00%, 10/15/45	515	501,595
Connecticut:
4.00%, 6/15/34	1,500	1,502,047
4.00%, 1/15/38	825	822,645
4.00%, 6/15/39	225	223,901
Social Bonds, 4.00%, 1/15/43	1,000	966,025
Social Bonds, 5.00%, 11/15/42	1,460	1,534,165
Darien, CT:
4.00%, 4/15/39	1,515	1,533,059
4.00%, 4/15/48	310	289,836
East Haddam, CT:
3.00%, 12/1/35	400	364,330
3.00%, 12/1/37	335	295,175
Ellington, CT, 3.00%, 9/15/35	210	190,312
Enfield, CT, 3.00%, 8/1/39	1,140	957,152
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,387,486
Green Bonds, 4.125%, 4/1/41	1,410	1,397,130
Manchester, CT, 4.00%, 2/1/43	1,250	1,222,302
Naugatuck, CT, 5.25%, 10/15/43	275	292,999
New Canaan, CT:
3.00%, 3/15/44	1,355	1,102,126
3.00%, 3/15/45	1,395	1,127,950
4.00%, 3/15/43	1,395	1,389,243
North Haven, CT, 5.00%, 7/15/25	1,490	1,495,209
Norwalk, CT, 4.00%, 8/15/47	1,425	1,374,750
Puerto Rico:
0.00%, 7/1/33	750	503,493
5.625%, 7/1/27	340	346,774

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$1,250	$ 1,299,978
South Windsor, CT, 4.00%, 2/1/43	1,425	1,411,931
Waterbury, CT, 5.00%, 8/1/37	1,150	1,239,798
West Hartford, CT, 4.125%, 1/15/43(2)	750	748,354
West Haven, CT, 4.00%, 9/15/36	1,000	980,787
Westport, CT:
4.00%, 5/15/41	500	497,413
4.00%, 5/15/42	500	491,658
4.00%, 5/15/43	500	486,515
Windsor Locks, CT:
4.125%, 7/15/41	640	643,505
4.25%, 7/15/48	1,255	1,232,179
		$ 32,825,261
Hospital — 7.9%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,535	$ 1,423,258
5.25%, 7/15/48	1,000	1,032,570
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,250	1,148,892
4.00%, 7/1/49	1,500	1,300,927
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	500	478,452
4.00%, 7/1/46	1,620	1,421,752
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,011,552
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	150	156,627
5.00% to 7/1/29 (Put Date), 7/1/49	500	527,393
		$ 9,501,423
Housing — 12.1%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$875	$ 829,972
4.00%, 11/15/38	750	734,045
Social Bonds, 2.80%, 5/15/34	325	284,397
Social Bonds, 2.80%, 11/15/34	325	281,853
Social Bonds, 4.20%, 11/15/38	1,000	975,457
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	704,224
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	2,000	1,968,010
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	$1,000	$ 1,005,888
Sustainability Bonds, 4.05%, 11/15/42	1,000	964,516
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), 1.65%, 11/15/32	1,200	967,715
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,000	963,862
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,465	1,459,779
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,990	1,939,134
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,500	1,506,057
		$ 14,584,909
Insured - Education — 3.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,150,581
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,294,223
		$ 4,444,804
Insured - General Obligations — 7.7%
Bridgeport, CT:
(AGM), 5.00%, 8/15/33	$2,455	$ 2,496,082
(BAM), 5.00%, 7/1/40	500	532,209
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,510,207
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,851,110
(BAM), 5.00%, 3/1/47	1,000	1,024,636
New Haven, CT, (BAM), 5.25%, 8/1/43	500	528,695
Stratford, CT, (BAM), 4.00%, 1/1/36	840	835,326
West Haven, CT:
(AGC), 4.25%, 3/15/43	150	143,785
(AGC), 5.00%, 3/15/40	250	261,310
		$ 9,183,360
Insured - Hospital — 0.8%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,000,744
		$ 1,000,744

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.6%
Connecticut Airport Authority, (Bradley International Airport):
(BAM), (AMT), 4.00%, 7/1/49	$1,000	$ 885,337
(BAM), (AMT), 5.00%, 7/1/49	1,000	1,000,788
		$ 1,886,125
Senior Living/Life Care — 3.4%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	$1,000	$ 915,343
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	500	500,694
5.00%, 12/1/34	1,000	1,002,703
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	227,825
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(3)	500	432,288
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	507,123
6.25%, 10/1/60	535	522,514
		$ 4,108,490
Special Tax Revenue — 5.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,903
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	1,999,880
4.00%, 5/1/38	800	799,686
5.00%, 7/1/39	500	541,550
5.00%, 7/1/42	1,000	1,069,207
Hartford, CT, Special Obligation Refunding Bonds, 5.00%, 7/15/33(2)	1,000	1,106,278
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,301,162
		$ 7,014,666
Student Loan — 2.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$550	$ 530,479
(AMT), 4.125%, 11/15/40	1,690	1,580,198
(AMT), 4.25%, 11/15/38	635	617,579
(AMT), 5.00%, 11/15/28	250	258,837
(AMT), 5.00%, 11/15/29	220	227,134
		$ 3,214,227
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.0%
South Central Connecticut Regional Water Authority, CT, 5.00%, 8/1/49	$2,120	$ 2,219,444
Stamford, CT, (Water Pollution Control System), 5.00%, 9/15/30	125	125,898
		$ 2,345,342
Total Tax-Exempt Municipal Obligations (identified cost $118,658,704)		$116,634,299

Taxable Municipal Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.9%
Connecticut, 4.807%, 5/1/31	$1,000	$ 1,021,519
Naugatuck, CT:
1.14%, 9/15/26	200	192,186
1.40%, 9/15/27	250	235,280
1.60%, 9/15/28	255	235,097
1.79%, 9/15/29	750	678,384
Norwalk, CT, 1.381%, 7/15/29	1,000	900,164
Watertown, CT, 2.25%, 10/15/33	290	240,218
Total Taxable Municipal Obligations (identified cost $3,588,325)		$ 3,502,848
Total Investments — 100.0% (identified cost $122,247,029)		$120,137,147
Other Assets, Less Liabilities — 0.0%†		$ 59,874
Net Assets — 100.0%		$120,197,021
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $1,544,534 or 1.3% of the Fund's net assets.

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 13.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$116,634,299	$ —	$116,634,299
Taxable Municipal Obligations	—	3,502,848	—	3,502,848
Total Investments	$ —	$120,137,147	$ —	$120,137,147
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
4